Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended
	May 14, 2018	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts payable and accrued expenses		$ 2,257,000	$ 2,358,000	$ 2,108,000
Employment Agreement [Member] | Ms. Chin and Mr. DeLisi [Member]
Annual salary	$ 121,000
Begining date of employment	Jan. 01, 2018
Termination date of employment	Dec. 31, 2023
Price per share issuable in lieu of Cash Salaries		$ 5.00	$ 5.00
Accounts payable and accrued expenses		$ 893,000	$ 889,000	$ 805,000